Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding the relationship between Company performance and the “compensation actually paid” to our principal executive officer (“PEO”) and other NEOs (the “Non-PEO NEOs”) for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1, 2 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2 ($)	Value of Initial Fixed $100 Investment based on: 3		Net Income ($ Millions)
					TSR ($)	Peer Group TSR ($)
2024	6,469,297	49,549,373	2,588,362	13,170,066	235.78	104.00	(242)
2023	5,805,558	4,717,541	3,265,820	3,318,816	102.48	104.59	(177)

1.	Michael Davidson, M.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024
Ian Somaiya	Ian Somaiya
John Kastelein, M.D., Ph.D. FESC	John Kastelein, M.D., Ph.D. FESC
Juliette Audet
Douglas Kling

2.
Calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation realized by the Company’s NEOs in either of the years presented. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs from the Summary Compensation Table as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	6,469,297	(5,347,060)	48,427,136	49,549,373
2023	5,805,558	(4,923,558)	3,835,541	4,717,541

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,588,362	(1,812,416)	12,394,121	13,170,066
2023	3,265,820	(2,861,653)	2,914,648	3,318,816

Amounts in the columns entitled “Exclusion of Stock Awards for PEO” and “Average Exclusion of Stock Awards for Non-PEO NEOs” are the totals from the “Option Awards” column of the Summary Compensation Table. Amounts in the columns entitled “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for Non-PEO NEOs” in the tables above were calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year for PEO ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for PEO ($)	Year-over- Year Change in Fair Value of Unvested Equity Awards Granted in Prior Year that Vested During Year for PEO ($)	Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected for PEO ($)	Total Equity Award Adjustments for PEO ($)
2024	18,036,059	22,714,096	—	7,676,981	—	—	48,427,136
2023	4,060,090	(403,427)	—	178,878	—	—	3,835,541

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year r for Non- PEO NEOs ($)	Average Year-over- year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year-over- Year Change in Fair Value of Unvested Equity Awards Granted in Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected for Non-PEO NEOs ($)	Total Average Equity Award Adjustments for Non-PEO NEOs ($)
2024	4,683,173	6,005,580	—	1,705,368	—	—	12,394,121
2023	3,005,046	(88,047)	—	(2,351)	—	—	2,914,648

3.
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
1.	Michael Davidson, M.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024
Ian Somaiya	Ian Somaiya
John Kastelein, M.D., Ph.D. FESC	John Kastelein, M.D., Ph.D. FESC
Juliette Audet
Douglas Kling

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,469,297	$ 5,805,558
PEO Actually Paid Compensation Amount	$ 49,549,373	4,717,541
Adjustment To PEO Compensation, Footnote
2.
Calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation realized by the Company’s NEOs in either of the years presented. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs from the Summary Compensation Table as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	6,469,297	(5,347,060)	48,427,136	49,549,373
2023	5,805,558	(4,923,558)	3,835,541	4,717,541

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,588,362	(1,812,416)	12,394,121	13,170,066
2023	3,265,820	(2,861,653)	2,914,648	3,318,816

Amounts in the columns entitled “Exclusion of Stock Awards for PEO” and “Average Exclusion of Stock Awards for Non-PEO NEOs” are the totals from the “Option Awards” column of the Summary Compensation Table. Amounts in the columns entitled “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for Non-PEO NEOs” in the tables above were calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year for PEO ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for PEO ($)	Year-over- Year Change in Fair Value of Unvested Equity Awards Granted in Prior Year that Vested During Year for PEO ($)	Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected for PEO ($)	Total Equity Award Adjustments for PEO ($)
2024	18,036,059	22,714,096	—	7,676,981	—	—	48,427,136
2023	4,060,090	(403,427)	—	178,878	—	—	3,835,541

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year r for Non- PEO NEOs ($)	Average Year-over- year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year-over- Year Change in Fair Value of Unvested Equity Awards Granted in Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected for Non-PEO NEOs ($)	Total Average Equity Award Adjustments for Non-PEO NEOs ($)
2024	4,683,173	6,005,580	—	1,705,368	—	—	12,394,121
2023	3,005,046	(88,047)	—	(2,351)	—	—	2,914,648

Non-PEO NEO Average Total Compensation Amount	$ 2,588,362	3,265,820
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,170,066	3,318,816
Adjustment to Non-PEO NEO Compensation Footnote
2.
Calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation realized by the Company’s NEOs in either of the years presented. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs from the Summary Compensation Table as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	6,469,297	(5,347,060)	48,427,136	49,549,373
2023	5,805,558	(4,923,558)	3,835,541	4,717,541

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,588,362	(1,812,416)	12,394,121	13,170,066
2023	3,265,820	(2,861,653)	2,914,648	3,318,816

Amounts in the columns entitled “Exclusion of Stock Awards for PEO” and “Average Exclusion of Stock Awards for Non-PEO NEOs” are the totals from the “Option Awards” column of the Summary Compensation Table. Amounts in the columns entitled “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for Non-PEO NEOs” in the tables above were calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year for PEO ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for PEO ($)	Year-over- Year Change in Fair Value of Unvested Equity Awards Granted in Prior Year that Vested During Year for PEO ($)	Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected for PEO ($)	Total Equity Award Adjustments for PEO ($)
2024	18,036,059	22,714,096	—	7,676,981	—	—	48,427,136
2023	4,060,090	(403,427)	—	178,878	—	—	3,835,541

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year r for Non- PEO NEOs ($)	Average Year-over- year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year-over- Year Change in Fair Value of Unvested Equity Awards Granted in Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected for Non-PEO NEOs ($)	Total Average Equity Award Adjustments for Non-PEO NEOs ($)
2024	4,683,173	6,005,580	—	1,705,368	—	—	12,394,121
2023	3,005,046	(88,047)	—	(2,351)	—	—	2,914,648

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between
Compensation
Actually Paid to our PEO, the average of Compensation Actually
Paid
to our Non-PEO NEOs, and the cumulative
TSR over
the two most recently completed fiscal years for the Company and the Nasdaq Biotechnology Index, our selected peer group.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during
the
two most
recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between
Compensation
Actually Paid to our PEO, the average of Compensation Actually
Paid
to our Non-PEO NEOs, and the cumulative
TSR over
the two most recently completed fiscal years for the Company and the Nasdaq Biotechnology Index, our selected peer group.

Total Shareholder Return Amount	$ 235.78	102.48
Peer Group Total Shareholder Return Amount	104	104.59
Net Income (Loss)	$ (242,000,000)	$ (177,000,000)
PEO Name	Michael Davidson, M.D.	Michael Davidson, M.D.
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 48,427,136	$ 3,835,541
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,036,059	4,060,090
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,714,096	(403,427)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,676,981	178,878
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Exclusionof StockAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,347,060)	(4,923,558)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,394,121	2,914,648
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,683,173	3,005,046
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,005,580	(88,047)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,705,368	(2,351)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Exclusionof StockAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,812,416)	$ (2,861,653)